Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished goods	€ 1,232,702	€ 1,310,995
Health care supplies	451,316	553,821
Raw materials and purchased components	361,804	306,994
Work in process	133,353	124,404
Inventories	2,179,175	2,296,214
Unconditional purchase agreement of materials	584,499
Inventory write-down	€ 110,614	€ 71,593
Minimum
Inventories
Term of unconditional purchase agreements of materials	1 year
Maximum
Inventories
Term of unconditional purchase agreements of materials	4 years
Less than 1 year
Inventories
Unconditional purchase agreement of materials	€ 423,751